Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–156.63%(a)
Alabama–2.99%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$185	$176,333
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,065	1,153,688
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	755	821,335
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,655,986)(c)(d)	5.50%	01/01/2043	1,900	1,356,125
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,030	1,122,454
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,115	1,137,715
Series 2024 A, RB	5.00%	11/01/2035	1,250	1,325,274
Series 2025 A, RB(b)	5.00%	06/01/2035	825	862,235
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,050	1,128,705
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	615	616,644
University of South Alabama; Series 2024 A, Ref. RB (INS - BAM)(f)	5.25%	04/01/2054	2,290	2,412,606
				12,113,114
Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	310	260,693
Arizona–2.77%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	58	57,499
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	895	889,499
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	458,195
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2040	185	183,557
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS - BAM)(f)(g)	5.00%	07/01/2046	2,240	2,348,853
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	820	774,515
Series 2017, Ref. RB	5.00%	11/15/2045	665	498,101
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	165	159,544
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	270	242,102
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(e)	5.38%	07/01/2052	885	823,531
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(g)	5.00%	01/01/2048	2,530	2,673,297
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	1,930	2,096,213
				11,204,906
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	460	462,732
California–15.84%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2028	900	844,298
California (State of); Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	1,250	974,403
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	790	850,081
Series 2024, RB(b)	5.00%	04/01/2032	1,105	1,183,839
Series 2024, RB(b)	5.00%	10/01/2032	945	1,004,495
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	266,569
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	8,390	827,110
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$15	$15,017
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	1,245	239,251
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,125	2,761,874
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,516
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	2,956	2,988,035
Series 2023-1, RB	4.38%	09/20/2036	615	636,533
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,000	1,032,296
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(f)	4.00%	05/15/2046	500	475,858
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	1,245	1,269,062
Series 2018 A, RB(i)	5.00%	12/31/2047	1,500	1,505,170
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $186,225)(d)(e)	5.00%	08/01/2039	185	139,226
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	415	415,419
Series 2012, RB(e)(i)	5.00%	07/01/2030	165	165,167
Series 2012, RB(e)(i)	5.00%	07/01/2037	1,730	1,730,799
Series 2012, RB(e)(i)	5.00%	11/21/2045	2,030	2,030,009
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	750	750,076
California Enterprise Development Authority; Series 2025, RB(g)	5.50%	11/01/2059	4,745	5,144,850
California Health Facilities Financing Authority; Series 2025, RB(g)(j)	5.00%	08/15/2051	3,280	3,467,336
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	1,735	1,645,078
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	625	471,797
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	355	355,051
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	655	628,621
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	1,190	128,088
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 F, RB(i)	5.00%	05/15/2044	2,950	3,010,211
Los Angeles County Public Works Financing Authority;
Series 2025, RB(g)	5.25%	12/01/2050	1,555	1,696,607
Series 2025, RB(g)	5.25%	12/01/2054	575	623,441
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI)(f)	5.00%	08/01/2050	930	968,850
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,095	2,579,961
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	1,500	1,523,959
Municipal Improvement Corp. of Los Angeles; Series 2025, RB	5.50%	05/01/2055	1,540	1,673,918
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.25%	08/01/2053	2,300	2,259,819
Regents of the University of California Medical Center;
Series 2022 P, RB	4.00%	05/15/2053	4,065	3,807,828
Series 2022 P, RB	3.50%	05/15/2054	1,510	1,269,220
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	925	892,136
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	1,540	1,457,432
San Diego County Regional Airport Authority; Series 2025, RB(g)(i)	5.00%	07/01/2048	1,890	1,956,162
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(i)	5.00%	05/01/2038	505	527,071
Series 2019 E, RB(i)	5.00%	05/01/2050	1,760	1,778,675
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	450	485,924
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(h)	0.00%	06/01/2041	2,605	957,866
State of California; Series 2025, GO Bonds(g)	5.00%	03/01/2055	2,525	2,700,490
				64,119,494
Colorado–6.92%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	1,790	1,748,113
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	620	600,688
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	709,295
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	465	495,331
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	$1,260	$1,254,207
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	500	494,313
Series 2022, RB	6.50%	12/01/2053	500	524,668
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	555	499,866
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,280	1,297,379
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,092,038
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(e)	5.00%	04/01/2035	935	1,024,772
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	484,768
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,185	1,204,682
Series 2018 A-2, RB(h)	0.00%	08/01/2033	1,700	1,253,634
Series 2025, RB(g)(i)	5.00%	11/15/2047	1,905	1,957,344
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	302,229
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,745	1,749,132
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	508	450,382
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	5.00%	12/01/2053	430	452,309
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	545	565,587
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	504,595
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	418,159
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.38%	12/01/2045	820	814,680
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,000	920,946
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	507,422
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	630	647,145
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.63%	12/01/2054	500	486,443
Sterling Ranch Community Authority Board; Series 2025 A, Ref. RB (INS - BAM)(f)	5.25%	12/01/2050	565	590,528
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	555,208
Waterstone Metropolitan District No. 1;
Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	5.25%	12/01/2040	500	544,401
Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.75%	12/01/2054	625	630,526
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	501,162
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,250	1,250,508
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	370	281,652
Series 2021 A-2, RB(k)	4.50%	12/01/2041	1,535	1,175,794
				27,989,906
District of Columbia–2.19%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	484,417
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	2,500	2,315,487
Metropolitan Washington Airports Authority;
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,103,516
Series 2021 A, Ref. RB(i)	4.00%	10/01/2041	1,575	1,525,231
Washington Metropolitan Area Transit Authority;
Series 2025, RB(g)(j)	5.25%	07/15/2053	1,635	1,715,954
Series 2025, RB(g)(j)	5.25%	07/15/2055	1,630	1,724,642
				8,869,247
Florida–12.57%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(e)	5.00%	11/15/2061	1,075	790,428
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	370	329,927
Broward (County of), FL;
Series 2019 A, RB(i)	4.00%	10/01/2049	560	497,089
Series 2022 A, RB	4.00%	10/01/2047	2,700	2,582,604
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	$1,895	$1,680,681
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	925	997,884
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB(g)	5.00%	10/01/2055	1,730	1,803,667
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,865	1,887,242
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	900	908,400
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	560	182,000
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.00%	07/01/2044	1,385	1,377,202
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2053	2,145	2,142,149
Series 2024, Ref. RB(i)	5.50%	07/01/2053	650	539,500
Fort Lauderdale (City of), FL; Series 2024, RB(g)	5.50%	09/01/2053	1,885	2,039,516
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,120	1,211,808
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	800	801,899
Series 2019 A, RB(i)	4.00%	10/01/2044	1,750	1,621,354
Series 2024, RB(i)	5.25%	10/01/2048	1,245	1,304,922
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,185	1,244,023
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	1,895	1,913,277
Hillsborough County Industrial Development Authority; Series 2025, RB(g)	5.50%	11/15/2054	2,495	2,681,152
JEA Water & Sewer System; Series 2025, RB(g)	5.25%	10/01/2055	1,250	1,342,495
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	525	529,095
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	202,484
Series 2020 A, Ref. RB	5.75%	08/15/2055	790	752,576
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	865	871,609
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	710,555
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(i)	5.00%	10/01/2040	1,010	1,022,334
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	975	997,520
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	630	639,522
Series 2025 A, RB(i)	5.50%	10/01/2055	335	353,198
Series 2025, RB(g)	5.00%	07/01/2052	1,755	1,828,285
Series 2025, RB(g)	5.25%	10/01/2054	3,170	3,377,141
Subseries 2021 A-2, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	1,885	1,742,789
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,015	2,023,621
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	1,250	1,309,154
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2051	1,200	301,493
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2052	335	79,784
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2053	335	75,433
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2054	285	60,652
Reunion East Community Development District; Series 2005, RB(c)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,000	895,027
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	630	564,470
Sterling Hill Community Development District; Series 2003 A, RB(l)(m)	6.20%	05/01/2035	828	339,341
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	999,282
Tampa (City of), FL; Series 2020 A, RB(h)	0.00%	09/01/2049	4,255	1,299,920
				50,854,506
Georgia–2.61%
Atlanta (City of), GA (Green Bonds); Series 2023, RB(i)	5.25%	07/01/2044	860	911,408
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	2,495	2,413,798
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	820	854,602
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	645	570,258
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	$925	$943,636
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	945	945,506
Series 2023 B, RB(b)	5.00%	03/01/2030	1,350	1,432,342
Series 2024 B, RB(b)	5.00%	03/01/2032	1,260	1,361,140
Series 2024 E, RB(b)	5.00%	12/01/2032	1,050	1,133,610
				10,566,300
Hawaii–1.14%
Hawaii (State of);
Series 2025, RB(g)	5.50%	07/01/2052	2,855	3,094,735
Series 2025, RB(g)(i)	5.50%	07/01/2054	1,405	1,506,652
				4,601,387
Idaho–0.82%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	265	238,248
Series 2017 A, Ref. RB	5.25%	11/15/2037	370	311,745
Idaho Housing & Finance Association; Series 2025, RB(g)	5.00%	08/15/2049	2,595	2,761,977
				3,311,970
Illinois–4.94%
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(f)(h)	0.00%	01/01/2029	1,710	1,531,236
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,580,925
Series 2025 A, GO Bonds	6.00%	01/01/2050	270	283,753
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,100	1,103,871
Series 2024 A, RB(i)	5.50%	01/01/2059	1,570	1,633,328
Series 2025 E, RB(i)	5.50%	01/01/2055	1,230	1,291,882
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	520,132
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,035	943,247
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2042	1,485	1,398,057
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	895	906,381
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	202,032
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	1,915,125
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	979,537
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,111,455
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	270	270,360
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $46,598)(d)	5.00%	11/01/2040	45	31,163
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $764,506)(d)	5.00%	11/01/2049	910	630,175
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,005	2,008,927
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	977	718,838
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(f)	5.25%	06/15/2031	920	921,694
				19,982,118
Indiana–1.57%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	1,865	2,061,215
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,840	1,659,317
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	175	175,077
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	600	633,262
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,235	1,317,906
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	465	491,372
				6,338,149
Iowa–1.28%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	460	339,544
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	$940	$940,018
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(n)	5.00%	12/01/2032	2,050	2,358,615
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	225	192,118
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,345	1,359,079
				5,189,374
Kentucky–1.48%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	500	476,844
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI)(f)	5.00%	12/01/2047	395	395,005
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	830	830,775
Series 2015 A, RB	5.00%	07/01/2040	750	750,496
Series 2015 A, RB	5.00%	01/01/2045	1,020	1,020,275
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,260	1,367,543
Series 2025 B, RB	5.00%	12/01/2033	615	643,770
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2051	465	484,523
				5,969,231
Louisiana–1.03%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(e)	3.90%	11/01/2044	520	473,206
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(i)	5.50%	09/01/2059	1,940	1,983,174
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,250	1,344,461
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI)(f)	5.00%	10/01/2048	375	380,547
				4,181,388
Maryland–1.21%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	290,320
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	970,264
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	760	764,295
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	348,039
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	750	791,865
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(i)	5.25%	06/30/2055	1,050	1,045,386
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	693,909
				4,904,078
Massachusetts–1.43%
Massachusetts (Commonwealth of); Series 2024, RB(g)	5.00%	06/01/2053	3,430	3,571,634
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,085	1,097,771
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(b)(n)	5.00%	07/15/2030	270	299,141
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(i)	5.00%	07/01/2046	790	806,193
				5,774,739
Michigan–5.21%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	225,223
Lansing (City of), MI; Series 2024, RB(g)	5.25%	07/01/2054	2,735	2,932,946
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,085	2,207,425
Series 2024, RB(g)	5.50%	11/15/2049	2,330	2,538,784
Michigan (State of) Building Authority (Facilities Program); Series 2023 I-M, VRD RB(o)	2.89%	04/15/2058	5,000	5,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	$215	$216,991
Series 2020, Ref. RB	5.00%	06/01/2045	360	333,935
Michigan (State of) Housing Development Authority; Series 2025, RB(g)	5.10%	10/01/2053	1,460	1,496,502
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	1,525	1,523,952
Michigan State Housing Development Authority;
Series 2025, RB(g)	5.10%	06/01/2056	2,155	2,189,058
Series 2025, RB(g)	5.40%	10/01/2060	2,320	2,402,296
				21,067,112
Minnesota–0.77%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	340,407
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	440	444,539
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,550	1,612,026
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	501,032
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	229,105
				3,127,109
Mississippi–0.29%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(f)	5.25%	03/01/2055	625	650,875
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	536,967
				1,187,842
Missouri–2.13%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	803,049
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,676,702
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(i)	5.00%	03/01/2046	3,555	3,588,783
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	340,956
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	237,354
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,375	1,396,806
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	575	576,097
				8,619,747
Nebraska–1.95%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	2,810	3,020,784
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	630	663,008
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	785	818,117
Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGI)(f)	4.00%	02/01/2051	1,545	1,431,329
Omaha Public Power District; Series 2025, RB(g)(j)	5.25%	02/01/2053	1,850	1,956,021
				7,889,259
Nevada–1.40%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(g)	5.00%	07/01/2053	3,965	4,136,343
Las Vegas Valley Water District; Series 2025, GO Bonds(g)	5.25%	06/01/2055	875	937,916
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(i)	12.00%	11/02/2026	545	463,250
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(b)(e)(n)	2.75%	12/15/2025	135	135,003
				5,672,512
New Hampshire–1.05%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	214	218,046
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,198	1,219,500
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	$800	$820,992
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,940	1,977,898
				4,236,436
New Jersey–5.03%
New Jersey (State of) Economic Development Authority; Series 2004 A, RB (INS - BHAC)(f)(g)	5.25%	07/01/2026	6,625	6,724,245
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	245	245,320
Series 2012, RB(i)	5.75%	09/15/2027	350	350,586
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(i)	5.38%	01/01/2043	2,190	2,191,999
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,865	2,681,905
New Jersey (State of) Transportation Trust Fund Authority;
Series 2024 CC, RB	5.25%	06/15/2050	1,145	1,213,972
Series 2024 CC, RB	5.25%	06/15/2055	1,255	1,324,602
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	930	1,007,180
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,195	2,184,833
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,250	1,254,059
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,215	1,181,418
				20,360,119
New York–21.23%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(p)	5.25%	12/31/2033	200	201,820
Empire State Development Corp; Series 2025, RB(g)	5.00%	03/15/2050	2,745	2,838,025
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	1,716,732
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,510	1,516,313
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,024,026
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(i)	4.00%	07/15/2060	1,750	1,525,975
New York (City of), NY;
Series 2025, RB(g)	5.25%	04/01/2047	1,130	1,188,522
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2038	1,015	1,124,415
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2042	1,725	1,852,621
New York (City of), NY Municipal Water Finance Authority;
Series 2010, VRD RB(o)	1.25%	06/15/2043	3,000	3,000,000
Series 2020 BB-1, RB	4.00%	06/15/2050	1,250	1,153,656
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	1,405	1,341,788
Series 2023 F-1, RB	4.00%	02/01/2051	1,900	1,752,042
New York (State of) Dormitory Authority; Series 2018 E, RB(g)	5.00%	03/15/2046	4,260	4,367,834
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	2,725	2,505,468
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI)(f)	5.50%	10/01/2054	250	268,811
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	2,750	2,632,275
Series 2020 A, Ref. RB	4.00%	11/15/2055	3,130	2,858,727
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(f)	5.00%	11/15/2053	1,305	1,366,102
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,030	3,683,636
Series 2019 B, RB (INS - AGI)(f)	4.00%	01/01/2050	1,950	1,779,949
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,850	1,739,972
New York City Health and Hospitals Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	945	947,221
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	210	164,752
Series 2010 A, RB(e)	6.25%	06/01/2041	982	948,036
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	$2,370	$2,306,344
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	4,375	4,375,016
New York State Dormitory Authority; Series 2025, RB(g)	5.50%	03/15/2053	2,770	3,012,595
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,245	1,174,464
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	280	280,073
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,000	1,000,492
Series 2020, Ref. RB(i)	5.25%	08/01/2031	305	316,395
Series 2020, Ref. RB(i)	5.38%	08/01/2036	705	736,693
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	1,565	1,605,640
Series 2018, RB(i)	5.00%	01/01/2034	1,510	1,543,181
Series 2018, RB(i)	5.00%	01/01/2036	930	945,547
Series 2020, RB(i)	4.38%	10/01/2045	875	825,577
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(i)	5.38%	06/30/2060	1,620	1,625,788
Series 2024, RB(i)	5.50%	06/30/2054	1,160	1,177,227
Series 2024, RB(i)	5.50%	06/30/2060	1,200	1,216,319
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI)(f)(i)	5.50%	06/30/2059	1,255	1,317,110
Series 2025, RB(i)	6.00%	06/30/2059	1,255	1,334,507
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	2,465	2,458,932
Series 2016 A, RB(i)	5.25%	01/01/2050	2,355	2,354,976
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(i)	5.00%	12/01/2036	740	793,618
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(i)	5.50%	12/31/2060	50	51,112
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(i)	5.00%	12/01/2038	455	481,780
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,240	1,256,495
Triborough Bridge & Tunnel Authority;
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,295	1,336,192
Series 2025, RB(g)	5.50%	11/15/2053	2,025	2,216,838
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	565	580,472
Series 2025, RB(g)	5.25%	05/15/2062	3,920	4,089,263
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	375	404,356
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,614,321
				85,930,041
North Carolina–0.33%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	710	733,891
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(f)(h)	0.00%	01/01/2053	2,250	605,487
				1,339,378
North Dakota–0.36%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	875	836,261
Series 2017 C, RB	5.00%	06/01/2053	680	637,676
				1,473,937
Ohio–6.91%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,265	2,840,394
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	5,890	4,968,379
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	920	935,657
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	$600	$600,832
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	355	358,214
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(i)	5.50%	01/01/2050	2,105	2,237,982
County of Franklin OH; Series 2025, RB(g)	5.25%	11/01/2055	1,480	1,565,557
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	875	856,895
Series 2017, Ref. RB	5.50%	02/15/2057	645	640,258
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(f)	5.25%	12/01/2049	725	758,544
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,010	1,112,579
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,230	1,345,182
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	2,495	2,442,363
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $797,560)(c)(d)(e)	6.00%	04/01/2038	814	10,171
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	690	686,141
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	1,865	1,598,214
Ohio State University (The); Series 2023, VRD Ref. RB(o)	1.80%	06/01/2043	5,000	5,000,000
				27,957,362
Oklahoma–1.70%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	2,825	2,836,758
Oklahoma (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	625	672,195
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	770	837,690
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	665	626,058
Oklahoma Turnpike Authority; Series 2025, RB(g)	5.25%	01/01/2050	1,100	1,183,063
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	250	250,188
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	475	475,335
				6,881,287
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	591	599,221
Oregon–0.37%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	368,748
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,070	1,126,202
				1,494,950
Pennsylvania–2.92%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI)(f)(i)	5.50%	01/01/2048	1,025	1,081,426
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	625	581,609
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(h)	0.00%	10/01/2036	500	318,319
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	500,000
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	1,505	1,530,831
Series 2022, RB (INS - AGI)(f)(i)	5.00%	12/31/2057	750	763,425
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	410	366,148
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	740	752,335
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,059,085
Series 2021 A, RB	4.00%	12/01/2050	680	619,826
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	610	610,851
Series 2021, Ref. RB (INS - AGI)(f)(i)	4.00%	07/01/2046	1,275	1,166,087
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,255	1,313,708
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	310	285,572
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (University of the Sciences); Series 2017, RB	5.00%	11/01/2047	$895	$878,069
				11,827,291
Puerto Rico–5.48%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,565	1,586,481
Series 2002, RB	5.63%	05/15/2043	1,110	1,128,304
Series 2005 A, RB(h)	0.00%	05/15/2050	4,515	931,340
Series 2005 B, RB(h)	0.00%	05/15/2055	2,000	243,084
Series 2008 A, RB(h)	0.00%	05/15/2057	15,525	741,642
Series 2008 B, RB(h)	0.00%	05/15/2057	28,010	846,653
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	875	895,128
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	945	938,730
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	740	711,453
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	455	420,740
Subseries 2022, RN(h)	0.00%	11/01/2043	83	53,001
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI)(f)	5.25%	07/01/2031	1,645	1,677,773
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	825	835,997
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	240	227,571
Series 2018 A-1, RB(h)	0.00%	07/01/2029	785	695,773
Series 2018 A-1, RB(h)	0.00%	07/01/2031	1,830	1,502,121
Series 2018 A-1, RB(h)	0.00%	07/01/2033	650	493,572
Series 2018 A-1, RB(h)	0.00%	07/01/2046	6,175	2,105,661
Series 2018 A-1, RB(h)	0.00%	07/01/2051	8,095	2,017,409
Series 2018 A-1, RB	4.75%	07/01/2053	1,138	1,083,377
Series 2018 A-1, RB	5.00%	07/01/2058	1,605	1,564,820
Series 2019 A-2, RB	4.33%	07/01/2040	920	897,351
Series 2019 A-2, RB	4.78%	07/01/2058	630	594,764
				22,192,745
Rhode Island–0.56%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	530	530,309
Series 2015 B, Ref. RB	5.00%	06/01/2050	1,755	1,752,539
				2,282,848
South Carolina–1.07%
Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	1,000	986,878
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,485	1,619,184
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	380	404,765
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	1,260	1,325,577
				4,336,404
South Dakota–0.78%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,530	1,543,315
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	770	770,219
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	805	826,145
				3,139,679
Tennessee–6.01%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,750	1,825,299
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,345	1,388,414
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(f)(h)	0.00%	07/01/2026	$12,525	$12,269,867
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,560	1,478,228
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(g)	6.00%	12/01/2054	2,190	2,436,773
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,375	2,192,144
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	715	721,402
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	1,875	2,022,079
				24,334,206
Texas–16.53%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,065	986,690
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	880	914,518
Austin Community College District; Series 2025, GO Bonds(g)	5.25%	08/01/2055	1,850	1,968,223
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	845	814,675
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	735	751,687
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(g)(j)	5.50%	02/01/2050	930	1,000,966
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	910	843,560
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	380	398,391
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	755	727,868
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,260	1,218,665
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(i)	5.50%	11/01/2050	1,110	1,188,287
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,180	3,013,152
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,295	2,157,872
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	1,330	1,248,859
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	260	250,989
Series 2023, RB (INS - AGI)(f)	4.25%	10/01/2053	1,065	1,007,303
Series 2024, RB (INS - BAM)(f)	4.38%	10/01/2054	740	713,218
Harris (County of), TX; Series 2025, RB(g)(j)	5.25%	08/15/2054	2,770	2,946,994
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2048	1,290	1,345,598
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(i)	5.50%	07/15/2038	310	335,542
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(i)	4.00%	07/01/2041	435	396,047
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	375	385,714
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,045	991,740
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,230	1,275,735
Series 2023, GO Bonds	4.00%	02/15/2053	1,390	1,286,300
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,000	963,252
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(g)	5.25%	02/15/2055	1,375	1,474,515
Matagorda County Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(f)(i)	5.13%	11/01/2028	5,000	5,231,589
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	795	797,351
New Hope Cultural Education Facilities Finance Corp.; Series 2025, RB(g)	5.50%	08/15/2049	2,495	2,718,853
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $53,261)(c)(d)	7.50%	11/15/2037	60	60,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $1,657,331)(c)(d)	2.00%	11/15/2061	1,715	737,446
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	1,021,236
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(f)	5.00%	04/01/2046	830	830,031
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,075	1,087,680
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	920	708,869
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	$370	$369,548
Series 2017, Ref. RB	5.00%	01/01/2047	460	448,728
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	175,281
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	1,002,858
Series 2020, RB	5.25%	10/01/2055	1,680	1,550,019
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	635	689,814
Series 2025, RB(g)	5.25%	02/01/2046	975	1,032,346
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	600	577,120
Series 2023, GO Bonds	4.25%	08/15/2053	1,705	1,628,790
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,020	1,022,013
Series 2016, Ref. RB	5.00%	05/15/2045	500	477,055
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(c)	6.38%	02/15/2048	1,490	1,177,100
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	57,683
Series 2020, Ref. RB	6.75%	11/15/2051	60	54,515
Series 2020, Ref. RB	6.88%	11/15/2055	60	54,763
Texas (State of) Transportation Commission; Series 2019, RB(h)	0.00%	08/01/2040	1,500	760,219
Texas (State of) Water Development Board;
Series 2022, RB(g)	5.00%	10/15/2047	2,510	2,620,992
Series 2023 A, RB	4.88%	10/15/2048	1,865	1,928,275
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(i)	5.50%	06/30/2041	1,150	1,209,257
Texas Transportation Finance Corp; Series 2025, RB(g)	5.50%	10/01/2055	2,000	2,190,814
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,973
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	1,855	1,767,393
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	2,510	2,319,027
				66,917,998
Utah–2.68%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	412,824
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(f)(g)(j)	5.50%	06/01/2050	1,410	1,530,206
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	418,998
Salt Lake City (City of), UT;
Series 2018 A, RB(i)	5.00%	07/01/2048	1,110	1,117,956
Series 2021 A, RB(i)	5.00%	07/01/2046	620	632,709
Series 2023 A, RB(i)	5.50%	07/01/2053	2,180	2,285,992
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	1,515	1,408,223
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.50%	10/15/2052	1,055	987,899
Utah Housing Corp.; Series 2025, RB (CEP - GNMA)(g)	4.90%	01/01/2049	1,165	1,183,770
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	835	868,748
				10,847,325
Virginia–1.82%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	1,560	1,442,175
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	375	372,646
Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	870	902,719
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	1,050	1,055,889
Series 2022, Ref. RB(i)	5.00%	12/31/2057	590	590,700
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	610	596,141
Series 2017, RB(i)	5.00%	12/31/2056	2,505	2,413,439
				7,373,709
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–3.07%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(f)	5.50%	12/01/2060	$680	$735,138
Kalispel Tribe of Indians; Series 2018 B, RB(e)	5.00%	01/01/2032	700	713,549
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,070	1,972,358
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	635	671,765
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	2,605	2,615,534
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.50%	09/01/2055	1,675	1,788,611
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	925	866,880
Series 2020, Ref. RB	5.00%	09/01/2055	1,000	1,018,139
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(e)(f)	5.25%	07/01/2064	625	631,574
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	325	305,021
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	270	246,018
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	866	841,067
				12,405,654
West Virginia–0.47%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	615	647,289
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,340	1,254,318
				1,901,607
Wisconsin–5.20%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(f)(h)	0.00%	12/15/2050	4,885	1,493,530
Series 2020, RB (INS - AGI)(f)(h)	0.00%	12/15/2060	15,085	2,776,473
Series 2022, RB(e)	5.25%	12/15/2061	1,280	1,278,073
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,085	1,852,358
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	1,875	1,819,420
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,150	1,002,272
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	460	465,060
Wisconsin (State of) Public Finance Authority;
Series 2025, RB(i)	5.75%	12/31/2065	630	653,967
Series 2025, RB(i)	6.50%	12/31/2065	1,880	2,080,549
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	685	527,450
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	310	305,111
Series 2022 A, RB(e)	6.13%	02/01/2050	335	329,307
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	465	463,028
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	490	220,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,285,979
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,269,594
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	712	713,895
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	670,524
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,810	1,841,037
				21,048,127
Wyoming–0.19%
University of Wyoming; Series 2021 C, RB (INS - AGI)(f)	4.00%	06/01/2044	805	783,785
Total Municipal Obligations (Cost $637,070,521)				633,921,022
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Shares	Value
Exchange-Traded Funds–0.75%
Invesco Intermediate Municipal ETF(q)	22,374	$1,157,407
Invesco Rochester High Yield Municipal ETF(q)	37,185	1,890,656
Total Exchange-Traded Funds (Cost $3,039,240)		3,048,063

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(l)	4,500	0
TOTAL INVESTMENTS IN SECURITIES(r)–157.38% (Cost $640,109,761)		636,969,085
FLOATING RATE NOTE OBLIGATIONS–(21.01)%
Notes with interest and fee rates ranging from 3.33% to 3.57% at 11/30/2025 and contractual maturities of collateral ranging from 07/01/2026 to 05/15/2062(s)		(85,030,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.29)%		(146,862,299)
OTHER ASSETS LESS LIABILITIES–(0.08)%		(339,781)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$404,737,005
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $3,340,844, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2025 was $2,964,306, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $30,609,406, which represented 7.56% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)	Zero coupon bond issued at a discount.
(i)	Security subject to the alternative minimum tax.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $10,070,670. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(o)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Intermediate Municipal ETF	$-	$1,149,311	$-	$8,096	$-	$1,157,407	$6,641
Invesco Rochester High Yield Municipal ETF	768,294	1,131,441	-	(9,079)	-	1,890,656	37,528
Total	$768,294	$2,280,752	$-	$(983)	$-	$3,048,063	$44,169

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty, Inc.	5.28%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Trust’s investments with a value of $119,873,526 are held by TOB Trusts and serve as collateral for the $85,030,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$633,581,681	$339,341	$633,921,022
Exchange-Traded Funds	3,048,063	—	—	3,048,063
Common Stocks & Other Equity Interests	—	—	0	0
Total Investments in Securities	3,048,063	633,581,681	339,341	636,969,085
Other Investments - Assets
Investments Matured	—	264,650	—	264,650
Total Investments	$3,048,063	$633,846,331	$339,341	$637,233,735
Invesco Advantage Municipal Income Trust II